EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
EQUITY
Schedule of composition of share capital

		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding

	December 31, 2024		December 31, 2023

Ordinary shares of $0.00001 per share	350,000,000	49,726,906	350,000,000	47,894,688
Preferred shares of $0.00001 per share	1,000,000	—	1,000,000	—

Schedule of movement in issued and outstanding share capital

Number of shares
Balance as of January1, 2023	36,138,588
Issuance of Ordinary shares (see Notes 16c1 and 16c.3)	169,473
Issuance of Ordinary shares in connection with the closing of the BCA	11,287,156
Exercise of employees’ options into Ordinary shares	299,471
Balance as of December 31, 2023	47,894,688
Issuance of Ordinary shares (see Notes 16c.1 and 16c.4)	754,443
Vested RSU’s	460,259
Exercise of employees’ options into Ordinary shares	617,516
Balance as of December 31, 2024	49,726,906